91-827

For Internal Use Only
SEC File No. 91-
[redacted]

06063993

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U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

NOV 21 2006

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
American Stock Exchange LLC.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end management investment company.

PROCESSED
JAN 11 2007
THOMSON
FINANCIAL

3. Class of New Derivative Securities Product:
Index Fund Shares listed under Amex Rules 1000A *et seq.*

4. Name of Underlying Instrument:

Fund	**Underlying Index**
iShares KLD 400 Social Index ETF	Domini 400 Social (SM) Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based:
Broad-Based.

6. Ticker Symbol(s) of New Derivative Product: DSI

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
The component stocks trade on the New York Stock Exchange, American Stock Exchange, or Nasdaq Stock Market.

8. Settlement Methodology of New Derivative Securities Product:
Regular-way trades on the American Stock Exchange are settled through the National Securities Clearing Corporation ("NSCC") on T+3. Procedures for creation and redemption of Creation Unit Size Aggregations, including creations and redemptions through the Continuous Net Settlement System of NSCC, are described in the prospectus.

9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Claudia Crowley

Title: Senior Vice President and Chief Regulatory Officer

Telephone Number: (212) 306-2432

Manual Signature of Official Responsible for Form: Claudia Crowley

Date: November 17, 2006

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	November 21, 2006

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1302
F 212 306 5359

SECURITIES AND EXCHANGE COMMISSION
NOV 21 2006
DIVISION OF MARKET REGULATION

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

November 17, 2006

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the iShares KLD 400 Social Index Fund (DSI) listed pursuant to Amex Rules 1000A *et seq*.

Sincerely,

Bryan Fischer

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	November 21, 2006